Revenue and Other Income - Schedule of Disaggregated Revenue Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical markets
Total revenue from contracts with customers	$ 79,510,746	$ 80,671,081	$ 68,132,256
Credit cards [Member]
Geographical markets
Total revenue from contracts with customers	48,958,072	60,257,595	49,430,329
Personal loans and mortgages [Member]
Geographical markets
Total revenue from contracts with customers	12,185,083	10,166,389	9,718,621
Wealth [Member]
Geographical markets
Total revenue from contracts with customers	8,503,596	3,579,975	5,617,431
Insurance [Member]
Geographical markets
Total revenue from contracts with customers	8,181,119	5,853,092	2,661,822
Other verticals [Member]
Geographical markets
Total revenue from contracts with customers	1,682,876	814,030	704,053
At a point in time [Member]
Geographical markets
Total revenue from contracts with customers	5,206,123	3,362,745	1,665,997
Over time [Member]
Geographical markets
Total revenue from contracts with customers	74,304,623	77,308,336	66,466,259
Hong Kong [Member]
Geographical markets
Total revenue from contracts with customers	30,443,311	26,947,177	22,247,140
Singapore [Member]
Geographical markets
Total revenue from contracts with customers	30,890,285	32,069,713	23,467,954
Philippines [Member]
Geographical markets
Total revenue from contracts with customers	12,843,932	14,169,389	9,857,822
Taiwan [Member]
Geographical markets
Total revenue from contracts with customers	5,136,523	6,742,747	11,027,139
Malaysia [Member]
Geographical markets
Total revenue from contracts with customers	196,695	738,053	1,282,194
Other Asia [Member]
Geographical markets
Total revenue from contracts with customers		$ 4,002	$ 250,007